Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Sep. 28, 2024
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value of Derivatives and Location on Consolidated Balance Sheets

Balances of our derivative instruments on a gross basis are as follows:

Derivative Instruments	Hedge Designation	Balance Sheet Location	2024	2023
Cross-currency swaps	Designated	Other current liabilities	—	66
Cross-currency swaps	Designated	Other long-term liabilities	271	19
Interest rate swaps	Designated	Other assets	—	36
Interest rate swaps	Not designated	Other assets	—	8
Interest rate swaps	Designated	Other long-term liabilities	75	—
Interest rate swaps	Not designated	Other long-term liabilities	62	104

Effect of Derivatives on Consolidated Statements of Income

The effect of the Company’s derivative instruments on the Consolidated Statements of Income is as follows:

Derivative instruments	Statements of Income Location	2024	2023
Cross-currency swaps	Interest expense	$(32)	$(41)
Interest rate swaps	Interest expense	(77)	(59)

Assets Measured at Fair Value on Non-recurring Basis

Included in the following tables are the major categories of assets and their current carrying values, along with the impairment loss recognized on the fair value measurement for the fiscal years then ended:

	2024
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	4,295	4,295	—
Definite lived intangible assets	—	—	1,086	1,086	—
Property, plant and equipment	—	—	3,627	3,627	15
Total	$—	$—	$9,215	$9,215	$15

	2023
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	4,187	4,187	—
Definite lived intangible assets	—	—	1,206	1,206	—
Property, plant and equipment	—	—	3,577	3,577	5
Total	$—	$—	$9,177	$9,177	$5